UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ridley Park Capital LLP

Address:  Brookfield House
          44 Davies Street
          London, W1K 5JA
          England

13F File Number: 028-14168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Bickerstaffe
Title:  Chief Operating Officer
Phone:  +44 (0)20 7529 5202


Signature, Place and Date of Signing:

/s/ Ian Bickerstaffe            London, England             August 14, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $145,729
                                         (thousands)


List of Other Included Managers:

Form 13F File Number           Name

(1) 028-14169                  Ridley Park Paragon Master Fund Limited

                          FORM 13F INFORMATION TABLE
                                June 30, 2012

COLUMN 1                 COLUMN 2        COLUMN 3       COLUMN 4       COLUMN 5      COLUMN 6      COLUMN 7          COLUMN 8

                         TITLE                          VALUE     SHS OR  SH/  PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
NAME OF ISSUER           OF CLASS        CUSIP         (x$1000)   PRN AMT PRN  CALL  DISCRETION    MGRS      SOLE     SHARED   NONE
--------------          ---------       ------        ---------  ------------ ----- -----------   -----     -----    -------  -----
ACCENTURE PLC IRELAND    SHS CLASS A     G1151C101      5,279     87,859  SH         DEFINED       1        87,859
ACCENTURE PLC IRELAND    SHS CLASS A     G1151C101      3,734     62,141  SH         SOLE                   62,141
AMAZON COM INC           COM             023135106     12,108     53,024  SH         DEFINED       1        53,024
AMAZON COM INC           COM             023135106      8,563     37,499  SH         SOLE                   37,499
AMERICAN EXPRESS CO      COM             025816109      3,751     64,433  SH         DEFINED       1        64,433
AMERICAN EXPRESS CO      COM             025816109      2,652     45,567  SH         SOLE                   45,567
COCA COLA CO             COM             191216100     13,601    173,944  SH         DEFINED       1       173,944
COCA COLA CO             COM             191216100      9,619    123,026  SH         SOLE                  123,026
D R HORTON INC           COM             23331A109      2,691    146,432  SH         DEFINED       1       146,432
D R HORTON INC           COM             23331A109      1,904    103,568  SH         SOLE                  103,568
GOOGLE INC               CL A            38259P508      8,154     14,057  SH         DEFINED       1        14,057
GOOGLE INC               CL A            38259P508      5,768      9,943  SH         SOLE                    9,943
GROUPON INC              COM CL A        399473107      2,572    242,000  SH   CALL  DEFINED       1       242,000
GROUPON INC              COM CL A        399473107      1,680    158,000  SH   CALL  SOLE                  158,000
INTEL CORP               COM             458140100     13,736    515,429  SH         DEFINED       1       515,429
INTEL CORP               COM             458140100      9,716    364,571  SH         SOLE                  364,571
JPMORGAN CHASE & CO      COM             46625H100      9,836    275,292  SH         DEFINED       1       275,292
JPMORGAN CHASE & CO      COM             46625H100      6,957    194,708  SH         SOLE                  194,708
WELLS FARGO & CO NEW     COM             949746101     13,711    410,009  SH         DEFINED       1       410,009
WELLS FARGO & CO NEW     COM             949746101      9,697    289,991  SH         SOLE                  289,991




SK 27087 0001 1309626